Derivative financial instrument (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instrument - Not designated as Hedging Instrument - Balance Sheet Location (Table)

		2021		2020
Derivative	Balance Sheet Location	Assets	Liabilities	Assets	Liabilities
Interest rate swap	Derivative financial Instruments, Current	$555	—	—	$1,332
Interest rate swap	Derivative financial Instruments, non- Current	8,269	—	—	1,334
Total		$8,824	—	—	$2,666

Derivative Financial Instrument - Not Designated as Hedging Instrument - Net Effect on the Consolidated Statements of Comprehensive Income (Table)

	Net Realized and Unrealized Gain /(Loss) Recognized on Statement of Comprehensive Income Location
Derivative		Amount
		2021	2020
Interest rate swap	Gain /(Loss) on derivative instruments	$10,104	$(3,148)
Total		$10,104	$(3,148)